Derivatives and Fair Value of Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivatives and Fair Value of Financial Instruments
Transfers that occurred into or out of level 1	$ 0	$ 0
Transfers that occurred into or out of level 2	0	0
Transfers that occurred into or out of level 3	0	0
Commodities
Assets:
Margin account	4,314,000	29,822,000
Other accrued liabilities | Commodities
Liabilities:
Derivatives	596,000	592,000
Money market funds
Assets:
Available-for-sale securities	142,432,000	88,430,000
Corporate bonds
Assets:
Available-for-sale securities	11,015,000	70,258,000
U.S. Government agency securities
Assets:
Available-for-sale securities	9,666,000	27,147,000
Asset backed debt securities
Assets:
Available-for-sale securities	2,291,000	8,477,000
Collateralized mortgage obligations
Assets:
Available-for-sale securities	1,170,000	7,600,000
U.S. Treasury securities
Assets:
Available-for-sale securities	522,000	5,223,000
Emerging markets debt mutual fund
Assets:
Available-for-sale securities		16,941,000
High yield debt securities
Assets:
Trading securities	181,483,000	50,428,000
Equity mutual fund
Assets:
Trading securities	82,542,000
Domestic equity ETF
Assets:
Available-for-sale securities	32,651,000
Money market funds held in trading accounts
Assets:
Trading securities	21,401,000	11,033,000
Emerging markets trading debt mutual fund
Assets:
Trading securities	2,614,000	2,858,000
Recurring basis | Fair Value
Assets:
Total Assets	546,012,000	341,093,000
Liabilities:
Total Liabilities	9,901,000	20,218,000
Recurring basis | Fair Value | Commodities
Assets:
Derivatives	6,136,000	2,331,000
Margin account	4,314,000	29,822,000
Derivative assets and liabilities, net basis	9,267,000	16,731,000
Liabilities:
Derivatives	1,779,000	16,014,000
Recurring basis | Fair Value | Interest rate swaps
Liabilities:
Derivatives	7,715,000	4,103,000
Recurring basis | Fair Value | Foreign currencies
Assets:
Derivatives	1,675,000	2,763,000
Liabilities:
Derivatives	407,000	101,000
Recurring basis | Fair Value | Money market funds | Short-term investments.
Assets:
Available-for-sale securities	142,432,000	88,430,000
Recurring basis | Fair Value | Corporate bonds | Short-term investments.
Assets:
Available-for-sale securities	11,015,000	70,258,000
Recurring basis | Fair Value | U.S. Government agency securities | Short-term investments.
Assets:
Available-for-sale securities	9,666,000	27,147,000
Recurring basis | Fair Value | Asset backed debt securities | Short-term investments.
Assets:
Available-for-sale securities	2,291,000	8,477,000
Recurring basis | Fair Value | Collateralized mortgage obligations | Short-term investments.
Assets:
Available-for-sale securities	1,170,000	7,600,000
Recurring basis | Fair Value | U.S. Treasury securities | Short-term investments.
Assets:
Available-for-sale securities	522,000	5,223,000
Recurring basis | Fair Value | Emerging markets debt mutual fund | Short-term investments.
Assets:
Available-for-sale securities		16,941,000
Recurring basis | Fair Value | High yield debt securities | Short-term investments.
Assets:
Trading securities	181,483,000	50,428,000
Recurring basis | Fair Value | Equity mutual fund | Short-term investments.
Assets:
Trading securities	82,542,000
Recurring basis | Fair Value | Domestic equity ETF
Assets:
Trading securities	32,651,000
Recurring basis | Fair Value | Money market funds held in trading accounts | Short-term investments.
Assets:
Trading securities	21,401,000	11,033,000
Recurring basis | Fair Value | Emerging markets trading debt mutual fund | Short-term investments.
Assets:
Trading securities	2,614,000	2,858,000
Recurring basis | Fair Value | Other trading investments | Short-term investments.
Assets:
Trading securities	2,779,000	2,254,000
Recurring basis | Fair Value | Domestic equity securities | Other current assets
Assets:
Trading securities	33,857,000	26,672,000
Recurring basis | Fair Value | Foreign equity securities | Other current assets
Assets:
Trading securities	6,532,000	9,570,000
Recurring basis | Fair Value | Fixed income mutual funds | Other current assets
Assets:
Trading securities	4,570,000	3,974,000
Recurring basis | Fair Value | Other | Other current assets
Assets:
Trading securities	2,676,000	5,134,000
Recurring basis | Level 1
Assets:
Total Assets	335,140,000	163,115,000
Liabilities:
Total Liabilities	1,779,000	15,422,000
Recurring basis | Level 1 | Commodities
Assets:
Derivatives	6,136,000	2,331,000
Liabilities:
Derivatives	1,779,000	15,422,000
Recurring basis | Level 1 | Money market funds | Short-term investments.
Assets:
Available-for-sale securities	142,432,000	88,430,000
Recurring basis | Level 1 | Emerging markets debt mutual fund | Short-term investments.
Assets:
Available-for-sale securities		16,941,000
Recurring basis | Level 1 | Equity mutual fund | Short-term investments.
Assets:
Trading securities	82,542,000
Recurring basis | Level 1 | Domestic equity ETF
Assets:
Trading securities	32,651,000
Recurring basis | Level 1 | Money market funds held in trading accounts | Short-term investments.
Assets:
Trading securities	21,401,000	11,033,000
Recurring basis | Level 1 | Emerging markets trading debt mutual fund | Short-term investments.
Assets:
Trading securities	2,614,000	2,858,000
Recurring basis | Level 1 | Domestic equity securities | Other current assets
Assets:
Trading securities	33,857,000	26,672,000
Recurring basis | Level 1 | Foreign equity securities | Other current assets
Assets:
Trading securities	6,532,000	7,317,000
Recurring basis | Level 1 | Fixed income mutual funds | Other current assets
Assets:
Trading securities	4,570,000	3,974,000
Recurring basis | Level 1 | Other | Other current assets
Assets:
Trading securities	2,405,000	3,559,000
Recurring basis | Level 2
Assets:
Total Assets	210,872,000	177,978,000
Liabilities:
Total Liabilities	8,122,000	4,796,000
Recurring basis | Level 2 | Commodities
Liabilities:
Derivatives		592,000
Recurring basis | Level 2 | Interest rate swaps
Liabilities:
Derivatives	7,715,000	4,103,000
Recurring basis | Level 2 | Foreign currencies
Assets:
Derivatives	1,675,000	2,763,000
Liabilities:
Derivatives	407,000	101,000
Recurring basis | Level 2 | Corporate bonds | Short-term investments.
Assets:
Available-for-sale securities	11,015,000	70,258,000
Recurring basis | Level 2 | U.S. Government agency securities | Short-term investments.
Assets:
Available-for-sale securities	9,666,000	27,147,000
Recurring basis | Level 2 | Asset backed debt securities | Short-term investments.
Assets:
Available-for-sale securities	2,291,000	8,477,000
Recurring basis | Level 2 | Collateralized mortgage obligations | Short-term investments.
Assets:
Available-for-sale securities	1,170,000	7,600,000
Recurring basis | Level 2 | U.S. Treasury securities | Short-term investments.
Assets:
Available-for-sale securities	522,000	5,223,000
Recurring basis | Level 2 | High yield debt securities | Short-term investments.
Assets:
Trading securities	181,483,000	50,428,000
Recurring basis | Level 2 | Other trading investments | Short-term investments.
Assets:
Trading securities	2,779,000	2,254,000
Recurring basis | Level 2 | Foreign equity securities | Other current assets
Assets:
Trading securities		2,253,000
Recurring basis | Level 2 | Other | Other current assets
Assets:
Trading securities	$ 271,000	$ 1,575,000